Schedule of amortization expense (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 130,373
2027	241,090
2028	234,769
2029	234,769
Thereafter	1,519,936
Total amortization expense	$ 2,360,937	$ 18,952